FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details)	Dec. 31, 2021
Minimum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	(5)
Minimum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	14
Minimum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	15
Minimum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	37
Maximum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	105
Maximum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	17.5
Maximum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	20
Maximum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	57
Liquidation scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30
Liquidation scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	70
Redemption scenario | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30
IPO scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	0
IPO scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	40